As filed with the Securities and Exchange Commission on March 23, 1998

                                             Securities Act File No. 333-37349
                                      Investment Company Act File No. 811-2688

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     under
                          THE SECURITIES ACT OF 1933


/ /  Pre-Effective Amendment No.            /x/ Post-Effective Amendment No. 1
                       (Check appropriate box or boxes)


--------------------------------------------------------------------------------

                    MERRIL LYNCH MUNICIPAL BOND FUND, INC.
            (Exact name of Registrant as specified in its charter)


                        -------------------------------

                                (609) 282-2800
                       (Area code and telephone number)

                       -------------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of principal executive offices:
                    Number, street, city, state, zip code)

                       --------------------------------

                                 Arthur Zeikel
                    Merrill Lynch Municipal Bond Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and address of agent for service)

                       -------------------------------

                                  Copies to:
Leonard B. Mackey, Jr., Esq.     John A. MacKinnon, Esq.       Philip L. Kirstein, Esq.
Rogers & Wells LLP               Brown & Wood LLP              Merrill Lynch Asset Management
200 Park Avenue                  One World Trade Center        800 Scudders Mill Road
New York, NY  10166              New York, NY  10048-0557      Plainsboro, NJ 08536

                      ---------------------------------

 Title of Securities to Be Registered: Common Stock, par value $.10 per share

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940. The notice required for such Rule for the Registrant's most recent fiscal year end was filed on August 25, 1997. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 2-57354).

This amendment consists of the following:

(1)       Facing Sheet of the Registration Statement.

(2)       Part C to the Registration Statement (including signature page).

     Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-37349) filed on November 24, 1997.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service and to revise Item 15 of Part C.

                                    Part C

                               Other Information



Item 15. Indemnification.

         Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

         Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended, may be concerned, Article VI of the Registrant's By-laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii)(a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by reason of the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

(1)(a) - Articles of Incorporation (incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1, filed October 31, 1980 ("Post-Effective Amendment No.
         4")).

(1)(b) - Articles of  Amendment  (incorporated  by reference to Exhibit 1 to
         Post-Effective   Amendment  No.  13  to   Registrant's   Registration
         Statement on Form N-1A, filed October 12, 1988 ("Post-Effective Amendment No.
         13")).

(1)(c) - Articles Supplementary to the Articles of Incorporation increasing the authorized capital stock of the Insured Portfolio (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed October 29,
         1990).

(1)(d)    - Articles   Supplementary   to  the   Articles   of   Incorporation
          establishing Class B Common Stock of Limited Maturity Portfolio (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed September 1, 1992).

(2) - By-Laws of the Registrant (incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 13).

(3)       - Not applicable.

(4)       - Form  of  Agreement  and  Plan  of  Reorganization   between  the
          Registrant and Merrill Lynch Multi-State Limited Maturity Municipal Series Trust(a).

(5)       - Specimen  certificates  for  Class A shares  of  Limited  Maturity
          Portfolio   Series  Common  Stock  of  Registrant   (incorporated  by
          reference to Exhibit 4 to Post-Effective Amendment No. 4).

(6)       - Advisory   Agreement   between  the  Registrant  and  Fund  Asset
          Management,   Inc.  (incorporated  by  reference  to  Exhibit  5  to
          Post-Effective Amendment No. 4).

(7)(a) - Form of Amended Class A Shares Distribution Agreement between the Registrant and Merrill Lynch Funds Distributor, Inc. (including Form of Selected Dealers Agreement)(incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed October 31, 1995 ("Post-Effective Amendment No. 20")).

(7)(b) - Form of Class B Shares Distribution Agreement between the Registrant and Merrill Lynch Funds Distributor, Inc. (including Form of Selected Dealers Agreement)(incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 20).

(7)(c) - Form of Class C Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc. (incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 20).

(7)(d) - Form of Class D Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc. (incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 20).

(8)       - None.

(9) - Custodian Agreement between the Registrant and The Bank of New York (incorporated by reference to Exhibit 8 to Post-Effective amendment No. 13).

(10)(a) - Amended and Restated Class B Shares Distribution Plan of Registrant (including Class B shares Distribution Plan Sub-Agreement of the
          Registrant)   (incorporated   by   reference   to   Exhibit   15   to
          Post-Effective Amendment No. 20).

(10)(b) - Form of Class C Shares Distribution Plan of Registrant (including Class C Shares Distribution Plan Sub-Agreement) (incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 20).

(10)(c) - Form of Class D Shares Distribution Plan of Registrant (including Class D Shares Distribution Plan Sub-Agreement) (incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 20).

(11)      - Opinion and Consent of Rogers & Wells, counsel for the
          Registrant (c).

(12)      - Private Letter Ruling from the Internal Revenue Service (b).

(13)      - Not applicable.

(14)(a) - Consent of Deloitte & Touche LLP, independent auditors for the Registrant, as to Merrill Lynch Municipal Bond Fund, Inc. (c)

(14)(b)   - Consent of Deloitte & Touche  LLP,  independent  auditors  for the
          Registrant,   as  to  Merrill  Lynch  Multi-State  Limited  Maturity
          Municipal Series Trust. (c)

(15)      - Not applicable.

(16) - Power of Attorney (Included on the signature page of the Registration Statement).

(17)(a) - Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 of the Registrant (incorporated by reference to the Registrant's Registration Statement on Form N-1, filed September 16,
          1977).

(17)(b) - Prospectus dated October 7, 1997, and Statement of Additional Information dated October 7, 1997, of the Registrant. (c)

(17)(c) - Prospectus dated November 27, 1996, and Statement of Additional Information dated November 27, 1996, of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust. (c)

(17)(d) - Annual Report to Stockholders of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust for the fiscal year ended July 31, 1997. (d)

(17)(e) - Annual Report to Stockholders of Merrill Lynch Municipal Bond Fund, Inc. for the fiscal year ended June 30, 1997. (c)

-----------------
(a) Included in Exhibit I to the Proxy Statement and Prospectus contained in the Registration Statement.
(b)  Filed with this Post-Effective Amendment.
(c)  Filed with Pre-Effective Amendment No. 1 to this Registration Statement.

Item 17.  Undertakings

         (a) The Registrant undertakes to suspend offering of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of Common Stock declines more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

         (b) The Registrant undertakes that:

              (1) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be a part of the registration statement as of the time it was declared effective.

              (2) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that tine shall be deemed to be the initial bona fide offering thereof.

              (3) Registrant undertakes to file, by post-effective amendment, a copy of the Internal Revenue Service private letter ruling applied for, within a reasonable time after receipt of such ruling.





                                                         SIGNATURES

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 23rd day of March, 1998.



                                      MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                                      (Registrant)


                                   /s/ Arthur Zeikel
                                   -------------------------------------------
                                   (Arthur Zeikel, President)

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          Signatures                   Title                           Date

      ARTHUR ZEIKEL*
-----------------------------      President (Principal
      (Arthur Zeikel)              Executive Officer)
                                   and Director


      GERALD M. RICHARD*           Treasurer (Principal
------------------------------     Financial and Accounting
      (Gerald M. Richard)           Officer)


      RONALD W. FORBES*
-------------------------------     Director
      (Ronald W. Forbes)


      CYNTHIA MONTGOMERY*
-------------------------------     Director
      (Cynthia Montgomery)


      CHARLES C. REILLY*
-------------------------------     Director
      (Charles C. Reilly)


      KEVIN A. RYAN*
-------------------------------     Director
     (Kevin A. Ryan)

      RICHARD R. WEST*
-------------------------------     Director
     (Richard R. West)


* By:  /s/Arthur Zeikel
-------------------------------
(Arthur Zeikel, Attorney-in-Fact)                                March 23, 1998






Internal Revenue Service                 Department of the Treasury

Index No.:     368.00-00                 P.O. Box 7604
               368.13-00                 Ben Franklin Station
                                         Washington, DC 20044

                                         Person to Contact:
                                         Michael J. Wilder
Thomas W. Avent, Jr.                     Telephone Number:
Rogers & Wells                           (202) 622-7770
200 Park Avenue                          Refer Reply To:
New York, NY 10166                       CC:DOM:CORP:2 PLR-120390-97
                                         Date:  March 5, 1998

In Re:   Limited Maturity Portfolio, a series of Merrill Lynch
         Municipal Bond Fund, Inc.
         800 Scudder Mill Road
         Plainsboro, New Jersey 08536


Company              =       Merrill Lynch Municipal Bond Fund

Acquiring            =       Limited Maturity Portfolio
                             EIN: 22-2758215

Trust                =       Merrill Lynch Multi-State Limited
                             Maturity Municipal Series Trust

Target I             =       Merrill Lynch Arizona Limited Maturity
                             Municipal Bond Fund
                             EIN: 22-3267347

Target 2             =       Merrill Lynch Massachusetts Limited
                             Maturity Municipal Bond Fund
                             EIN: 22-3267368

Target 3             =       Merrill Lynch Michigan Limited Maturity
                             Municipal Bond Fund
                             EIN: 22-3267376

Target 4             =       Merrill Lynch New Jersey Limited
                             Maturity Municipal Bond Fund
                             EIN: 22-3267351

Target 5             =       Merrill Lynch New York Limited Maturity
                             Municipal Bond Fund
                             EIN: 22-6533789

Target 6             =       Merrill Lynch Pennsylvania Limited
                             Maturity Municipal Bond Fund
                             EIN: 22-3267367

Date A               =       November 24, 1997

Date B               =       February 12, 1998

Date C               =       March 25, 1998

Date D               =       March 23, 1998

Dear Mr. Avent:

         This letter replies to your letter dated October 30, 1997, in which rulings were requested as to the federal income tax consequences of a proposed transaction that has subsequently been consummated. Additional information was submitted on February 12, 1998 and February 25, 1998. The information submitted for consideration is summarized below.

         Company is organized under the laws of Maryland and registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Acquiring is a non-diversified open-end management investment company, which is a fund in a series of funds managed by Company. Acquiring is treated as a separate corporation for federal income tax purposes pursuant to section 851(g) of the Internal Revenue Code (the "Code"), and has elected to be taxed as a regulated investment company ("RIC") under sections 851-855. Acquiring's investment objective is to seek high total investment return by investing in a diversified portfolio of short-term investment grade municipal bonds. Acquiring has outstanding four classes of stock -- Class A, Class B, Class C, and Class D -- each of which is voting common stock. Each of these classes of stock share equally in the assets, income and expenses of Acquiring, but each class has a different arrangement regarding sales charges contingent deferred sales charges, distribution fees, and account maintenance fees.

         Target 1, Target 2, Target 3, Target 4, Target 5, and Target 6 are each diversified open-end management investment companies. Each Target is one fund in a series of funds of Trust, a Massachusetts business trust. Each Target is treated as a separate corporation for federal income tax purposes pursuant to section 851(g) and has elected to be taxed as a RIC under section 851855. Each Target's investment objective is to seek high total investment return by investing in a diversified portfolio of intermediate-term, investment-grade municipal bonds. Each Target has outstanding four classes of stock -- Class A, Class B, Class C, and Class D, -- each of which is voting common stock. Each of these classes of stock share equally in the assets, income and expenses of the respective Target, and each are subject to substantially the same sales charges, contingent deferred sales charges, distribution fees, and account maintenance fees as the corresponding class of shares issued by Acquiring.

         Acquiring has agreed to acquire substantially all of the assets and substantially all of the liabilities of Target 1, Target 2, Target 3, Target 4, Target 5, and Target 6 (individually, with respect to each Target, a "Reorganization," and collectively, the "Reorganizations") pursuant to the Agreement and Plan of Reorganization (the "Agreement") executed on Date A. On Date A, Fund filed a Registration Statement with the Securities and Exchange Commission regarding the Reorganizations. Shareholders of Target 2, Target 4 and Target 6 holding a majority of these Targets' shares approved the
Agreement at a special meeting of the shareholders on Date B. The Reorganizations of Target 2, Target 4 and Target 6 will be effected pursuant to the Agreement on Date D (the "First Closing Date"). Shareholders of Target 1, Target 3 and Target 5 are scheduled to vote on the Agreement on Date C. The Reorganizations of Target 1, Target 3 and Target 5 will be effected pursuant to the Agreement as soon as possible thereafter (the "Second Closing Date" referred to collectively with the First Closing Date as the "Closing Dates").

         Pursuant to the Agreement, and for what are represented to be valid business purposes, the Reorganizations consist of the following steps: (i) the transfer of substantially all of the assets of each Target to Acquiring in exchange solely for the assumption by Acquiring of each Target's liabilities as stated in the Agreement and the issuance to each Target of shares of Acquiring Class A and Class D voting stock; (ii) the distribution, promptly after the Closing Dates, of the Acquiring Class A voting stock to shareholders of each Target holding Target Class A voting stock, in exchange for their shares of Target Class A voting stock; or the distribution of Acquiring Class D voting stock to shareholders of each Target holding Target Class B, Class C or Class D voting stock, in exchange for their shares of Target Class B, Class C or Class D voting stock; and (iii) the termination of each Target as a series of the Trust.

         Prior to the Reorganizations, each Target will sell, to unrelated purchasers, certain of its assets that are permissible investments under the Target's investment policies, but are impermissible investments under the investment policies of Acquiring. The proceeds from these sales will be transferred by the Targets to Acquiring in the Reorganizations and reinvested by Acquiring in a manner consistent with its investment policies.

         The taxpayers have made the following representations with respect to the transactions described above:

         (a) The fair market value of the Acquiring stock received by each Target shareholder will approximately equal the fair market value of each Target's stock surrendered in the exchange.

         (b) There is no plan or intention by the shareholders of any Target who own five percent or more of any Target's stock, and to the best knowledge of the management of each Target, there is no plan or intention on the part of any remaining Target shareholders to sell, exchange or otherwise dispose of a number of shares of Acquiring stock received in the transaction that would reduce the ownership by the shareholders of Target of the stock of Acquiring to a number of shares having a value, as of the date of the transaction, of less than 50 percent of the value of all of the formerly outstanding stock of such Target, as of the same date. For purposes of this representation, shares of each Target's stock exchanged for cash or other property, surrendered by the dissenters, or in exchange for cash in lieu of fractional shares of Acquiring stock, will be treated as outstanding shares of such Target's stock on the date of the transaction. Moreover, shares of a Target's stock and shares of Acquiring stock held by such Target's shareholders and otherwise sold, redeemed or disposed of prior or subsequent to the transaction will be considered in making this representation, except for shares which are required to be redeemed at the demand of shareholders by such Target or by Acquiring in the ordinary course of their businesses as open-end investment companies (or series thereof) pursuant to Section 22(e) of the 1940 Act.

         (c) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by each Target immediately prior to the transaction. For purposes of this representation, amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of the Target's business as an open-end investment company as required by Section 22(e) of the 1940 Act pursuant to a demand of a shareholder and regular, normal dividends) made by the Target immediately preceding the transfer will be included as assets of the Target held immediately prior to the reorganization.

         (d) Acquiring has no plan or intention to reacquire any of its stock issued in each Reorganization, except in connection with its legal obligations under Section 22(e) of the 1940 Act.

         (e) After each Reorganization, Acquiring will use the assets acquired from the respective Target in Acquiring's business, except that all or a portion of those assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business, or may mature, and in either case the proceeds will be reinvested in accordance with Acquiring's investment objectives. Acquiring has no plan or intention to sell or otherwise dispose of the assets received in the Reorganizations from the Targets, except for dispositions made in the ordinary course of business.

         (f) Each Target will distribute the stock, securities and other property of Acquiring that it receives in the respective Reorganization, and its other properties, pursuant to the plan of reorganization.

         (g) The liabilities of each Target assumed by Acquiring and the liabilities to which the transferred assets are subject were incurred by such Target in the ordinary course of business.

         (h) The fair market value of the assets of each Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

         (i) Following each Reorganization, Acquiring will continue the historic business of each Target or use a significant portion of the historic assets of such Target in a business.

         (j) Acquiring, each Target, and the shareholders of each Target will pay their respective expenses, if any, incurred in connection with the Reorganizations.

         (k)  There  is  no  intercorporate   indebtedness   existing  between
         Acquiring and any Target that was issued, acquired, or will be settled at a discount.

         (l) Acquiring and each Target qualifies as a RIC under section 851 and thus should be treated as a regulated RIC for purposes of sections 368(a)(2)(F)(i) and (iii).

         (m) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of any Target.

         (n) Cash distributed to shareholders of any Target in lieu of fractional shares of Acquiring is solely to save Acquiring the expense and inconvenience of issuing and transferring fractional shares, and such cash does not represent separately bargained for consideration in the respective Reorganization. The total cash consideration that will be paid to a Target's shareholders instead of issuing fractional shares of Acquiring stock will not exceed one percent of the total consideration that will be issued to such Target's shareholders in exchange for their shares of such Target's stock. The fractional share interests of each Target's shareholders will be aggregated and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

         (o) Each of Acquiring and each Target has elected to be taxed as a RIC under section 851 and, for all of its taxable periods, (including the last short taxable period ending on the date of the respective Reorganization, for each Target) has qualified for the special tax treatment afforded regulated investment companies under the Code, and after the transaction, Acquiring intends to continue to so qualify.

         (p) None of the Targets is under the jurisdiction of a court in a Title 11 or similar case within the meaning of section 368(a)(3)(A).

         Based solely upon the information and representations set forth above, we hold as follows:

         (1) The acquisition by Acquiring of substantially all of the assets of each Target, solely in exchange for Acquiring voting stock and the assumption by Acquiring of the respective Target's liabilities, followed by the distribution by each Target of Acquiring voting stock to its shareholders in complete liquidation of Target will in each instance constitute a reorganization within the meaning of section 368(a)(1)(C) (Rev. Rul. 88-48, 1988-1 C.B. 117). For purposes of this ruling, "substantially all" the assets means at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the respective Target immediately prior to the transaction. For each Reorganization, Acquiring and the respective Target will each be "a party to a reorganization" within the meaning of Section 368(b).

         (2) Each Target in each Reorganization will recognize no gain or loss on its transfer of substantially all of its assets to Acquiring in exchange solely for Acquiring voting stock or on the distribution of such Acquiring stock to its shareholders (section 361(a) and (c)).

         (3) Acquiring will recognize no gain or loss on its receipt of substantially all of the assets of each Target in exchange solely for Acquiring voting stock (section 1032(a)).

         (4) Acquiring's basis in the assets received from each Target in the Reorganizations will equal the basis of such assets in the hands of the respective Target immediately prior to the Reorganizations (section 362(b)).

         (5) Acquiring's holding period for the assets received in the Reorganizations will include the period during which each Target held such assets (section 1223(2)).

         (6) The shareholders of each Target will recognize no gain or loss on the receipt of voting stock of Acquiring stock (including any fractional share interests to which they may be entitled) solely in exchange for their Target stock (section 354(a)(1)).

         (7) The basis of the Acquiring stock received by each Target's shareholders in the Reorganizations (including fractional shares to which they may be entitled) will equal the basis of the Target stock surrendered in exchange therefor (section 358(a)(1)).

         (8) The holding period of the Acquiring stock received by each Target's shareholders in exchange for their Target stock (including fractional shares to which they may be entitled) will include the period that the shareholder held the Target stock exchanged therefor, provided that the shareholder held such stock as a capital asset on the date of the exchange (section 1223(l)).

         (9) The payment of cash to each Target's shareholders in lieu of fractional shares of Acquiring will be treated as though the fractional shares were distributed as part of the Reorganizations and then redeemed by Acquiring. The cash payments will be treated as distributions in full payment for the fractional shares deemed redeemed under section 302(a), with the result that such Target shareholders will have short-term or long-term capital gain or loss to the extent that the cash they receive differs from the basis allocable to such fractional shares (Rev. Rul. 66-365, 1966-2 C.B. 116, and Rev. Proc. 77-41, 1977-2 C.B. 574).

         (10) The taxable year of each Target will end on the effective date of the respective Reorganization, and Acquiring will succeed to and take into account the items of each respective Target described in section 381(c), subject to the conditions and limitations specified in sections 381, 382, 383, and 384 and the regulations thereunder (section 381(a) and section 1.381(a)-l of the Income Tax Regulations).

         We express no opinion about the tax treatment of the transactions described above under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the above transactions that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or any Target qualified as a RIC that is taxable under Subchapter M, Part I of the Code.

         This  ruling is  directed  only to the  taxpayer  who  requested  it.
Section 6110(j)(3) provides that it may not be used or cited as precedent.

         A Copy of this letter should be attached to the applicable federal income tax return of the taxpayers.

                                        Sincerely,


                                        Assistant Chief Counsel
                                        (Corporate)



                                        By /s/ Richard L. Osborne
                                           _______________________
                                           Richard L. Osborne
                                           Senior Technician Reviewer,
                                           Branch 2


cc:      D.D. Newark, N.J.
         Chief, Examinations
         Division